Taxation - Analysis of movements in net deferred tax (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Analysis of movements in net deferred tax balance
Beginning balance	€ 18,545	€ 18,569
Adjustment relating to assets Held for Sale	(422)
Foreign exchange movements	(32)	(59)
Credited the income statement	716	425
Charged directly to OCI	579	(304)
Charged directly to equity	(4)	(7)
Indexation of the opening balance in respect of hyperinflation accounting in Turkey	96	(191)
Arising on acquisition and disposals		111
Ending balance	€ 19,478	€ 18,545